Accounting policies - Reporting entity (Details)			7 Months Ended	12 Months Ended
	Nov. 17, 2023	May 10, 2023	Dec. 31, 2023 continent	Dec. 31, 2023 shaft continent reef facility region shaftComplex plant concentrator miningTailingDam	Dec. 31, 2022	Nov. 01, 2023
Accounting policies
Number of continents | continent			5	5
Number of regions | region				4
Number of established shaft complexes | shaftComplex				2
Number of concentrators on site | concentrator				8
Copper Mines Of Tasmania Proprietary Limited
Accounting policies
Proportion of ownership interest in entity	100.00%			100.00%
Kroondal Mine
Accounting policies
Percentage of voting equity interests acquired			100.00%	100.00%
Rhyolite Ridge
Accounting policies
Expected proportion of ownership interest in joint venture				50.00%
Ioneer Limited
Accounting policies
Proportion of ownership interest in entity				6.91%
Keliber
Accounting policies
Proportion of ownership interest in subsidiary			79.82%	79.82%	84.96%
Century
Accounting policies
Percentage of voting equity interests acquired		49.85%	49.85%	49.85%
Proportion of ownership interest in subsidiary		100.00%		100.00%
Beatrix
Accounting policies
Number of operating vertical shafts				2
Number of metallurgical plants | plant				1
Driefontein
Accounting policies
Number of operating vertical shafts				4
Number of metallurgical plants | plant				1
Number of reefs | reef				3
Kloof
Accounting policies
Number of operating vertical shafts				3
Number of metallurgical plants | plant				1
Number of reefs | reef				4
Cooke
Accounting policies
Number of operating vertical shafts				4
Marikana
Accounting policies
Number of shafts and concentrators				6
Number of concentrators on site | concentrator				4
Mimosa
Accounting policies
Proportion of ownership interest in associate				50.00%
Rustenburg operation
Accounting policies
Number of operating vertical shafts				3
Number of operating decline shafts				2
Number of concentrating plants | plant				2
Number of mining tailing dams | miningTailingDam				1
Rustenburg operation | Kroondal Mine
Accounting policies
Percentage of voting equity interests acquired			50.00%	50.00%		50.00%
Kroondal
Accounting policies
Number of operating decline shafts				4
Number of concentrating plants | plant				2
Number of storage facilities | facility				3